Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets	12 Months Ended
Dec. 31, 2021
Leased premises [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation Method	Straight-line
Leased premises [Member] | Minimum [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	4 years
Leased premises [Member] | Maximum [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	10 years
Vehicles and other [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation Method	Straight-line
Vehicles and other [Member] | Minimum [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	3 years
Vehicles and other [Member] | Maximum [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	5 years
BVVE and Electrical components [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation Method	Sum of years
Depreciation period	5 years